SP FUNDS S&P 500 SHARIA INDUSTRY EXCLUSIONS ETF

Schedule of Investments at February 28, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Apparel - 1.0%
Nike, Inc. - Class B	8,355	$1,140,875
Tapestry, Inc.	1,802	73,702
Under Armour, Inc. - Class A (1)	1,216	21,754
Under Armour, Inc. - Class C (1)	1,390	21,726
VF Corp.	2,134	123,815
		1,381,872
Auto Manufacturers - 3.6%
Cummins, Inc.	933	190,444
Tesla, Inc. (1)	5,319	4,629,817
		4,820,261
Auto Parts & Equipment - 0.2%
Aptiv PLC (1)	1,769	228,979

Beverages - 2.4%
Monster Beverage Corp. (1)	2,462	207,793
PepsiCo, Inc.	9,040	1,480,210
The Coca-Cola Co.	25,418	1,582,016
		3,270,019
Biotechnology - 2.2%
Amgen, Inc.	3,683	834,126
Biogen, Inc. (1)	962	202,991
Bio-Rad Laboratories, Inc. - Class A (1)	134	83,879
Corteva, Inc.	4,764	247,871
Illumina, Inc. (1)	1,020	333,132
Incyte Corp. (1)	1,226	83,736
Moderna, Inc. (1)	2,310	354,816
Regeneron Pharmaceuticals, Inc. (1)	686	424,195
Vertex Pharmaceuticals, Inc. (1)	1,662	382,293
		2,947,039
Building Materials - 0.8%
Carrier Global Corp.	5,666	254,290
Fortune Brands Home & Security, Inc.	872	75,777
Johnson Controls International PLC	4,634	301,024
Martin Marietta Materials, Inc.	407	154,416
Masco Corp.	1,583	88,711
Mohawk Industries, Inc. (1)	360	50,681
Vulcan Materials Co.	864	156,773
		1,081,672

Chemicals - 2.0%
Air Products and Chemicals, Inc.	1,447	341,926
Albemarle Corp.	761	149,072
DuPont de Nemours, Inc.	3,397	262,826
Ecolab, Inc.	1,632	287,657
FMC Corp.	816	95,676
Linde PLC	3,351	982,647
PPG Industries, Inc.	1,554	207,381
The Sherwin-Williams Co.	1,578	415,219
		2,742,404
Commercial Services - 0.4%
Cintas Corp.	576	216,184
Gartner, Inc. (1)	531	148,903
Robert Half International, Inc.	728	87,571
Rollins, Inc.	1,476	48,162
		500,820
Computers - 13.3%
Apple, Inc.	101,905	16,826,553
Cognizant Technology Solutions Corp.	3,439	296,201
EPAM Systems, Inc. (1)	373	77,491
Fortinet, Inc. (1)	882	303,867
HP, Inc.	7,535	258,903
NetApp, Inc.	1,462	114,591
		17,877,606
Cosmetics & Personal Care - 2.5%
Colgate-Palmolive Co.	5,511	424,071
The Estee Lauder Companies, Inc. - Class A	1,518	449,829
The Procter & Gamble Co.	15,822	2,466,492
		3,340,392
Distribution & Wholesale - 0.5%
Copart, Inc. (1)	1,395	171,418
Fastenal Co.	3,751	193,026
LKQ Corp.	1,755	82,397
Pool Corp.	259	118,772
W.W. Grainger, Inc.	279	133,100
		698,713
Electrical Components & Equipment - 0.4%
Emerson Electric Co.	3,909	363,224
Generac Holdings, Inc. (1)	412	129,974
		493,198

Electronics - 0.9%
Agilent Technologies, Inc.	1,978	257,852
Allegion PLC	582	66,651
Fortive Corp.	2,348	152,033
Garmin Ltd.	993	109,667
Mettler-Toledo International, Inc. (1)	150	211,311
TE Connectivity Ltd.	2,136	304,230
Trimble, Inc. (1)	1,642	114,530
		1,216,274
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	878	146,363

Environmental Control - 0.4%
Pentair PLC	1,082	62,659
Republic Services, Inc.	1,369	164,663
Waste Management, Inc.	2,515	363,166
		590,488
Food - 0.7%
Lamb Weston Holdings, Inc.	950	63,109
McCormick & Co., Inc.	1,632	155,317
Mondelez International, Inc.	9,121	597,243
The Hershey Co.	953	192,754
		1,008,423
Hand & Machine Tools - 0.1%
Stanley Black & Decker, Inc.	1,062	172,787

Healthcare - Products - 7.0%
Abbott Laboratories	11,562	1,394,609
ABIOMED, Inc. (1)	292	90,736
Align Technology, Inc. (1)	475	242,944
Baxter International, Inc.	3,275	278,277
Bio-Techne Corp.	254	106,530
Boston Scientific Corp. (1)	9,316	411,488
Danaher Corp.	4,158	1,140,997
DENTSPLY SIRONA, Inc.	1,410	76,337
Edwards Lifesciences Corp. (1)	4,082	458,694
Henry Schein, Inc. (1)	908	78,433
Hologic, Inc. (1)	1,656	117,858
IDEXX Laboratories, Inc. (1)	554	294,922
Intuitive Surgical, Inc. (1)	2,333	677,340
Medtronic PLC	8,798	923,702
ResMed, Inc.	955	235,646
STERIS PLC	651	156,240
Stryker Corp.	2,195	578,053
Teleflex, Inc.	301	101,229
The Cooper Companies, Inc.	316	129,250
Thermo Fisher Scientific, Inc.	2,576	1,401,344

Waters Corp. (1)	399	126,375
West Pharmaceutical Services, Inc.	480	185,798
Zimmer Biomet Holdings, Inc.	1,367	173,869
		9,380,671
Healthcare - Services - 0.3%
Charles River Laboratories International, Inc. (1)	323	94,045
Laboratory Corp of America Holdings (1)	624	169,266
Quest Diagnostics, Inc.	802	105,278
		368,589
Home Builders - 0.3%
D.R. Horton, Inc.	2,134	182,244
NVR, Inc. (1)	21	104,127
PulteGroup, Inc.	1,654	82,138
		368,509
Household Products & Wares - 0.5%
Avery Dennison Corp.	542	95,501
Church & Dwight Co., Inc.	1,596	156,169
Kimberly-Clark Corp.	2,202	286,590
The Clorox Co.	803	117,069
		655,329
Internet - 11.0%
Alphabet, Inc. - Class A (1)	1,967	5,313,143
Alphabet, Inc. - Class C (1)	1,828	4,931,615
Booking Holdings, Inc. (1)	268	582,163
CDW Corp.	883	152,282
Etsy, Inc. (1)	827	128,094
F5, Inc. (1)	391	78,532
Meta Platforms, Inc. - Class A (1)	15,471	3,264,845
NortonLifeLock, Inc.	3,808	110,356
Twitter, Inc. (1)	5,237	186,175
VeriSign, Inc. (1)	630	134,644
		14,881,849
Iron & Steel - 0.2%
Nucor Corp.	1,874	246,656

Machinery - Diversified - 0.8%
Dover Corp.	938	147,135
IDEX Corp.	492	94,415
Ingersoll Rand, Inc.	2,655	134,130
Nordson Corp.	354	80,177
Otis Worldwide Corp.	2,787	218,306
Rockwell Automation, Inc.	760	202,601
Westinghouse Air Brake Technologies Corp.	1,220	113,240
Xylem, Inc.	1,180	104,961
		1,094,965

Media - 0.1%
News Corp. - Class A	2,584	57,675
News Corp. - Class B	800	17,944
		75,619
Mining - 0.3%
Newmont Corp.	5,213	345,101

Miscellaneous Manufacturers - 1.2%
3M Co.	3,767	559,964
A.O. Smith Corp.	870	59,665
Eaton Corp. PLC	2,606	402,080
Illinois Tool Works, Inc.	1,868	404,123
Trane Technologies PLC	1,555	239,361
		1,665,193
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	342	141,362

Oil & Gas - 4.2%
Chevron Corp.	12,604	1,814,976
ConocoPhillips	8,623	817,978
Coterra Energy, Inc.	5,317	124,046
EOG Resources, Inc.	3,826	439,684
Exxon Mobil Corp.	27,680	2,170,665
Pioneer Natural Resources Co.	1,485	355,806
		5,723,155
Oil & Gas Services - 0.1%
Baker Hughes Co.	5,704	167,584

Packaging & Containers - 0.1%
Packaging Corp. of America	620	91,258

Pharmaceuticals - 5.9%
Becton Dickinson and Co.	1,878	509,464
Dexcom, Inc. (1)	632	261,591
Eli Lilly & Co.	5,191	1,297,490
Johnson & Johnson	17,212	2,832,579
Merck & Co., Inc.	16,515	1,264,719
Pfizer, Inc.	36,698	1,722,604
		7,888,447

Real Estate Investment Trusts (REITs) - 2.1%
AvalonBay Communities, Inc.	914	218,071
Crown Castle International Corp.	2,826	470,783
Duke Realty Corp.	2,476	131,228
Equinix, Inc.	589	418,031
Equity Residential	2,226	189,878
Mid-America Apartment Communities, Inc.	750	153,457
Prologis, Inc.	4,834	705,039
Public Storage	997	353,955
Weyerhaeuser Co.	4,902	190,590
		2,831,032
Retail - 4.3%
Advance Auto Parts, Inc.	411	84,041
AutoZone, Inc. (1)	137	255,284
Dollar Tree, Inc. (1)	1,469	208,716
Genuine Parts Co.	929	113,487
Lowe's Companies, Inc.	4,527	1,000,739
O'Reilly Automotive, Inc. (1)	438	284,367
Ross Stores, Inc.	2,326	212,573
Starbucks Corp.	7,714	708,068
The Home Depot, Inc.	6,900	2,179,227
The TJX Companies, Inc.	7,863	519,744
Tractor Supply Co.	747	152,231
Ulta Beauty, Inc. (1)	347	129,952
		5,848,429
Semiconductors - 10.5%
Advanced Micro Devices, Inc. (1)	10,704	1,320,231
Analog Devices, Inc.	3,514	563,259
Applied Materials, Inc.	5,904	792,317
Broadcom, Inc.	2,690	1,580,214
Intel Corp.	26,591	1,268,391
IPG Photonics Corp. (1)	227	29,589
KLA Corp.	991	345,364
Lam Research Corp.	921	517,003
Microchip Technology, Inc.	3,631	255,368
Micron Technology, Inc.	7,314	649,922
Monolithic Power Systems, Inc.	279	127,977
NVIDIA Corp.	16,345	3,985,728
NXP Semiconductors NV	1,741	330,999
QUALCOMM, Inc.	7,323	1,259,483
Teradyne, Inc.	1,062	125,231
Texas Instruments, Inc.	6,038	1,026,400
		14,177,476

Software - 15.1%
Adobe, Inc. (1)	3,111	1,454,952
Akamai Technologies, Inc. (1)	1,059	114,647
ANSYS, Inc. (1)	572	185,437
Autodesk, Inc. (1)	1,440	317,131
Cadence Design Systems, Inc. (1)	1,814	274,694
Ceridian HCM Holding, Inc. (1)	870	63,432
Cerner Corp.	1,927	179,693
Citrix Systems, Inc.	814	83,435
Microsoft Corp.	49,088	14,667,003
Paycom Software, Inc. (1)	309	104,816
PTC, Inc. (1)	686	76,338
Roper Technologies, Inc.	685	307,031
salesforce.com, Inc. (1)	6,401	1,347,602
ServiceNow, Inc. (1)	1,301	754,476
Synopsys, Inc. (1)	997	311,453
Tyler Technologies, Inc. (1)	264	113,061
		20,355,201
Telecommunications - 1.7%
Arista Networks, Inc. (1)	1,466	179,922
Cisco Systems, Inc.	27,576	1,537,913
Corning, Inc.	5,015	202,606
Juniper Networks, Inc.	2,111	71,331
Motorola Solutions, Inc.	1,104	243,355
		2,235,127

Transportation - 2.5%
C.H. Robinson Worldwide, Inc.	847	81,888
CSX Corp.	14,502	491,763
Expeditors International of Washington, Inc.	1,106	114,316
J.B. Hunt Transport Services, Inc.	549	111,409
Norfolk Southern Corp.	1,591	408,123
Old Dominion Freight Line, Inc.	608	190,930
Union Pacific Corp.	4,221	1,038,155
United Parcel Service, Inc. - Class B	4,768	1,003,283
		3,439,867
Total Common Stocks
(Cost $118,305,641)		134,498,729

Total Investments In Securities - 99.8%
(Cost $118,305,641)		134,498,729
Other Assets in Excess of Liabilities - 0.2%		212,533
Total Net Assets - 100.0%		$134,711,262

(1)	Non-income producing security.

Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusion ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$134,498,729	$–	$–	$134,498,729
Total Investments in Securities	$134,498,729	$–	$–	$134,498,729

(1) See Schedule of Investments for industry breakout.